FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2017
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments, Derivatives and Fair Value Disclosures

NOTE 9 — FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

Cash and cash equivalents and restricted cash— The carrying amounts reported in the consolidated balance sheets for interest-bearing deposits approximate their fair value.

Debt— The fair values of the Company’s debt is estimated based on quoted market prices.

Interest rate swaps and caps— The fair values of interest rate swaps and caps are the estimated amounts that the Company would receive or pay to terminate the swaps or caps at the reporting date, which include adjustments for the counterparty or the Company’s credit risk, as appropriate, after taking into consideration any underlying collateral securing the swap or cap agreements.

ASC 820, Fair Value Measurements and Disclosures, relating to fair value measurements, defines fair value and established a framework for measuring fair value. The ASC 820 fair value hierarchy distinguishes between market participant assumptions developed based on market data obtained from sources independent of the reporting entity and the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price. In addition, the fair value of assets and liabilities should include consideration of non-performance risk, which for the liabilities described below includes the Company's own credit risk.

The levels of the fair value hierarchy established by ASC 820 are as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities

Level 2—Quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3—Inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The estimated fair values of the Company’s financial instruments, other than derivatives that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, at December 31, 2017 and 2016, are as follows:

	Fair Value	Level 1	Level 2
December 31, 2017:
Cash and cash equivalents (1)	$70,606	$70,606	$-
2017 Term Loan Facility	(550,689)	-	(550,689)
2017 Revolver Facility	(30,227)		(30,227)

December 31, 2016:
Cash and cash equivalents	$92,001	$92,001	$-
INSW Term Loan	(447,888)	-	(447,888)

(1) Includes non-current restricted cash of $10,579 at December 31, 2017.

Derivatives

The Company manages its exposure to interest rate volatility risks by using derivative instruments.

Interest Rate Risk

The Company uses interest rate caps and swaps for the management of interest rate risk exposure. In December 2017, the Company entered into an interest rate cap agreement (“Interest Rate Cap”) with a forward start date of January 1, 2018 with a major financial institution covering a notional amount of $300,000 to limit the floating interest rate exposure associated with the 2017 Term Loan. The interest rate cap was designated and qualified as a cash flow hedge. This agreement contains no leverage features. The Interest Rate Cap has a Cap Rate of 2.5% through the termination date of December 31, 2020. At December 31, 2016, the Company was party to a similar interest rate cap agreement covering a notional amount of $400,000 to limit the floating interest rate exposure associated with the INSW Term Loan and such agreement expired on February 5, 2017.

Tabular disclosure of derivatives location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of offset exists. The following tables present information with respect to the fair values of derivatives reflected in the December 31, 2017 and 2016 balance sheets on a gross basis by transaction:

Fair Values of Derivative Instruments:

	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Amount	Location	Amount
December 31, 2017:
Derivatives designated as hedging instruments:
Interest rate caps:
Current portion	Prepaid expenses and other current assets	$16	Accounts payable, accrued expenses and other current liabilities	$-
Long-term portion	Other assets	886	Other liabilities	-
Total derivatives designated as hedging instruments		$902		$-

December 31, 2016:
Derivatives designated as hedging instruments:
Interest rate caps:
Long-term portion	Other assets	$-	Other liabilities	$-
Total derivatives designated as hedging instruments		$-		$-

The following tables present information with respect to gains and losses on derivative positions reflected in the consolidated statements of operations or in the consolidated statements of other comprehensive income/(loss).

The effect of cash flow hedging relationships recognized in other comprehensive income/(loss) excluding amounts reclassified from accumulated other comprehensive loss (effective portion), including hedges of equity method investees, for the years ended December 31, 2017, 2016 and 2015 follows:

For the year ended December 31,	2017	2016	2015
Interest rate swaps	$(1,132)	$(3,050)	$(9,721)
Interest rate caps	(8)	(2)	(472)
Total	$(1,140)	$(3,052)	$(10,193)

The effect of cash flow hedging relationships on the consolidated statements of operations is presented excluding hedges of equity method investees. The effect of the Company’s cash flow hedging relationships on the consolidated statement of operations for the years ended December 31, 2017, 2016 and 2015 is shown below:

	Statement of Operations
	Effective Portion of Gain/(Loss)
	Reclassified from Accumulated
	Other Comprehensive Loss		Ineffective Portion
		Amount of		Amount of
	Location	Gain/(Loss)	Location	Gain/(Loss)
For the year ended December 31, 2017:
Interest rate caps	Interest expense	$(131)	Interest expense	$-
Total		$(131)		$-

For the year ended December 31, 2016:
Interest rate caps	Interest expense	$(517)	Interest expense	$-
Total		$(517)		$-

For the year ended December 31, 2015:
Interest rate caps	Interest expense	$(2)	Interest expense	$-
Total		$(2)		$-

See Note 6, “Equity Method Investments,” for additional information relating to derivatives held by the Company’s equity method investees and Note 14, “Accumulated Other Comprehensive Loss,” for disclosures relating to the impact of derivative instruments on accumulated other comprehensive loss.

Fair Value Hierarchy

The following table presents the fair values, which are pre-tax, for assets and liabilities measured on a recurring basis (excluding investments in affiliated companies):

	Fair Value	Level 2
Assets/(Liabilities) at December 31, 2017
Derivative Assets (interest rate caps)	$902	$902	(1)

Assets/(Liabilities) at December 31, 2016
Derivative Assets (interest rate caps)	$-	$-	(1)

(1) For the interest rate cap, fair value is derived using valuation models that utilize the income valuation approach. These valuation models take into account contract terms such as maturity, as well as other inputs such as interest rate yield curves and creditworthiness of the counterparty and the Company.

The following table summarizes the fair values of assets for which an impairment charge was recognized for the year ended December 31, 2017:

				Impairment
Description	Fair Value	Level 2	Level 3	Charges
Crude Tankers - Vessels held and used (1) (2)	$147,584	$78,479	$69,105	$(85,626)
Product Carriers - Vessels held and used (1) (2)	$22,400	$22,400	$-	$(2,782)

(1) Aggregate pre-tax impairment charges of $7,346 related to one vessel in the Crude Tanker segment and two vessels in the Product Carriers segment and $81,062 related to twelve vessels in the International Crude Tanker segment were recorded during the three-month periods ended September 30, 2017 and December 31, 2017, respectively.

(2) The fair value measurements aggregating $67,979 at December 31, 2017 used to determine impairment for four vessels and fair value measurements aggregating $32,900 at September 30, 2017 used to determine impairment for three vessels were based upon a market approach, which considered the expected sales prices or scrap values of vessels obtained from vessel appraisals. Because sales of vessels occur somewhat infrequently the expected sales prices are considered to be Level 2. Fair value measurements aggregating $69,105 at December 31, 2017 used to determine the impairment for eight vessels were based on the income approach, which utilized cash flow projections consistent with the most recent projections of the Company and a discount rate equivalent to INSW's weighted average cost of capital. Because the Company uses its own cash flow projections, the cash flow projections are considered to be Level 3.